Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment Performance

Year Ended December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$5,854,424	$—
Other income	959,122	1,933,064	—
Total income	959,122	7,787,488	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(1,770,517)	—
Administrative and other expenses	(11,679,814)	(2,252,663)	—
Depreciation and amortization expenses	(3,562,475)	(1,006,494)	—
Research and development costs	(4,127,248)	(722,322)	—
Employee benefits expense	(15,106,300)	(8,474,395)	—
Borrowing costs	(1,445,374)	(345,394)	—
Segment net loss before tax	$(34,962,089)	$(6,784,297)	$—

Aggregated Segment net loss before tax	$(41,746,386)
Interest income	1,370,930
Other income	10,063
Other expenses	(1,175,499)
Administrative and other expenses	(5,986,817)
Employee benefits expense	(52,223)
Loss on equity investment securities at fair value through profit or loss	(15,308,187)
Share based compensation	(5,523,560)
Borrowing costs	(1,776,230)
(Loss)/gain on fair value of derivative financial instruments	(4,536,546)
Net loss before tax	$(74,724,454)

Year Ended December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$8,054,529	$—
Other income	37,360	1,936,862	—
Total income	37,360	9,991,391	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(2,817,269)	—
Administrative and other expenses	(9,658,074)	(2,686,861)	—
Impairment losses	—	—	—
Depreciation and amortization expenses	(3,798,626)	(941,509)	—
Research and development costs	(5,458,721)	(291,853)	—
Employee benefits expense	(10,196,303)	(8,221,139)	—
Borrowing costs	(1,408,421)	(474,829)	—
Segment net loss before tax	$(30,482,785)	$(5,442,069)	$—

Aggregated Segment net loss before tax	$(35,924,854)
Interest income	1,611,128
Other income	24,550
Other expenses	1,359,866
Administrative and other expenses	(6,518,961)
Employee benefits expense	(1,922,438)
Loss on equity investment securities at fair value through profit or loss	—
Share based compensation	(5,621,969)
Borrowing costs	(980,852)
(Loss)/gain on fair value of derivative financial instruments	1,525,320
Net loss before tax	$(46,448,210)

Six Months Ended December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$2,702,276	$—
Other income	35,154	260,536	—
Total income	35,154	2,962,812	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	—	(1,319,682)	—
Administrative and other expenses	(3,562,171)	(846,562)
Impairment losses	—	—	—
Depreciation and amortization expenses	(2,204,862)	(367,157)	—
Research and development costs	(1,729,910)	(290,746)
Employee benefits expense	(4,531,566)	(3,363,334)	—
Borrowing costs	(723,225)	(220,196)
Segment net loss before tax	$(12,716,580)	$(3,444,865)	$—

Aggregated Segment net loss before tax	$(16,161,445)
Interest income	19,416
Other expenses	1,360,308
Administrative and other expenses	(7,072,914)
Employee benefits expense	(654,950)
Share based compensation	(5,354,429)
Net loss before tax	$(27,864,014)

Year Ended June 30, 2022	Battery Materials	Battery Technology	Graphite Exploration
Segment revenue1	$—	$6,099,815	$—
Other income	385,482	1,202,324	—
Interest income	—	—	—
Total income	385,482	7,302,139	—
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(15,255)	(1,709,369)	—
Administrative and other expenses	(4,033,109)	(1,854,309)	—
Borrowing costs	(1,264,020)	(248,197)	—
Depreciation and amortization expenses	(3,436,998)	(777,619)	—
Research and development costs	(3,800,667)	(1,302,157)	—
Employee benefits expense	(5,640,607)	(4,787,680)	—
Segment net loss before tax	$(17,805,174)	$(3,377,192)	—

Aggregated Segment net loss before tax	$(21,182,366)
Segment revenue1	1,340
Interest income	8,314
Other expenses	5,195,797
Administrative and other expenses	(6,704,291)
Employee benefits expense	(2,308,302)
Nasdaq listing related expenses	(4,226,062)
Loss on equity investment securities at fair value through profit or loss	(8,113,657)
Share based compensation	(14,530,749)
Borrowing costs	(331)
Net loss before tax	$(51,860,307)

[1]See Note 3 - Revenue, for segment revenue by product line for the year ended December 31, 2024 and 2023, six months ended December 31, 2022, and year ended June 30, 2022.

Schedule of Segment Assets

Segment Assets

At December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$169,314,731	$15,235,436	$2,049,907	$39,495,467	$226,095,541

At December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$147,476,907	$20,367,755	$2,225,693	$93,272,688	$263,343,043

Schedule of Segment Liabilities

Segment liabilities

December 31, 2024 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$44,383,959	$8,085,044	$—	$36,036,281	$88,505,284

December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$69,102,062	$9,874,301	$—	$430,405	$79,406,768